Annual Total Returns[BarChart] - ProShares UltraShort Semiconductors - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(38.48%)	(18.62%)	(8.74%)	(51.30%)	(52.46%)	(13.59%)	(48.50%)	(51.29%)	(2.19%)	(63.06%)